federated Capital Appreciation Fund

A Portfolio of Federated Equity Funds

CLASS K SHARES

SUPPLEMENT TO the prospectus dated december 31, 2009

1. Effective November 30, 2010, under the heading entitled, “Fund Summary Information,” and the sub-heading entitled “Risk/Return Summary: Fees and Expenses,” please delete the fee table in its entirety and replace with the following:

This table describes the fees and expenses that you may pay if you buy and hold Class K Shares of the Fund.

Shareholder Fees
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Exchange Fee	None
Annual Fund Operating Expenses
Expenses That You Pay Each Year as a Percentage of the Value of Your Investment
Management Fee	0.75%
Distribution (12b-1) Fee	0.50%
Other Expenses	0.44%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	1.70%
Fee Waivers and/or Expense Reimbursements[1]	0.23%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1]	1.47%

1	Total Annual Fund Operating Expenses have been restated. Effective November 30, 2010, the Adviser and its affiliates have voluntarily agreed to waive their fees and/or reimburse expenses so that total annual fund operating expenses (excluding Acquired Fund Fees and Expenses) paid by the Fund's Class K Shares (after the voluntary waivers and/or reimbursements) will not exceed 1.46% (“Fee Limit”) through the later of (the “Termination Date”): (a) December 31, 2011; or (b) the date of the Fund's next effective Prospectus that is dated as of or after December 31, 2011. While the Adviser and its affiliates currently do not anticipate terminating these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Fund's Board of Trustees.

2. Effective November 30, 2010, under the heading entitled, “Fund Summary Information,” and the sub-heading entitled “Example,” please delete the example in its entirety and replace with the following:

Example

This Example is intended to help you compare the cost of investing in the Fund's Class K Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund's Class K Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Class K Shares operating expenses remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

1 Year	$173
3 Years	$536
5 Years	$923
10 Years	$2,009
1

3. Effective November 30, 2010, under the heading entitled, “Appendix A: Hypothetical Investment and Expense Information,” please delete the chart in its entirety and replace with the following:
FEDERATED CAPITAL APPRECIATION FUND - CLASS K SHARES
ANNUAL EXPENSE RATIO: 1.70%
MAXIMUM FRONT-END SALES CHARGE: NONE
Year	Hypothetical Beginning Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$172.81	$10,330.00
2	$10,330.00	$516.50	$10,846.50	$178.51	$10,670.89
3	$10,670.89	$533.54	$11,204.43	$184.40	$11,023.03
4	$11,023.03	$551.15	$11,574.18	$190.48	$11,386.79
5	$11,386.79	$569.34	$11,956.13	$196.77	$11,762.55
6	$11,762.55	$588.13	$12,350.68	$203.26	$12,150.71
7	$12,150.71	$607.54	$12,758.25	$209.97	$12,551.68
8	$12,551.68	$627.58	$13,179.26	$216.90	$12,965.89
9	$12,965.89	$648.29	$13,614.18	$224.06	$13,393.76
10	$13,393.76	$669.69	$14,063.45	$231.45	$13,835.75
Cumulative		$5,811.76		$2,008.61

November 23, 2010

2

Federated Capital Appreciation Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Q450770 (11/10)

3

Federated InterContinental Fund

A Portfolio of Federated Equity Funds

CLASS K SHARES

SUPPLEMENT TO the prospectus dated January 31, 2010

1. Effective November 30, 2010, under the heading entitled, “Fund Summary Information,” and the sub-heading entitled, “Risk/Return Summary: Fees and Expenses,” please delete the fee table in its entirety and replace with the following:

This table describes the fees and expenses that you may pay if you buy and hold Class K Shares of the Fund.

Shareholder Fees
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Exchange Fee	2.00%
Annual Fund Operating Expenses
Expenses That You Pay Each Year as a Percentage of the Value of Your Investment
Management Fee	1.00%
Distribution (12b-1) Fee	0.50%
Other Expenses	0.51%
Acquired Fund Fees and Expenses	0.04%
Total Annual Fund Operating Expenses	2.05%
Fee Waivers and/or Expense Reimbursements[1]	0.34%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	1.71%

1	Total Annual Fund Operating Expenses have been restated. Effective November 30, 2010, the Adviser and its affiliates have voluntarily agreed to waive their fees and/or reimburse expenses so that the total operating expenses (excluding Acquired Fund Fees and Expenses) paid by the Fund's Class K Shares (after the voluntary waivers and/or reimbursements) will not exceed 1.67% (“Fee Limit”) through the later of (the “Termination Date”): (a) January 31, 2012; or (b) the date of the Fund's next effective Prospectus that is dated as of or after January 31, 2012. While the Adviser and its affiliates currently do not anticipate terminating these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Fund's Board of Trustees.

2. Effective November 30, 2010, under the heading entitled, “Fund Summary Information,” and the sub-heading entitled, “Example,” please delete the example in its entirety and replace with the following:

Example

This Example is intended to help you compare the cost of investing in the Fund's Class K Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund's Class K Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Class K Shares operating expenses are as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

1 Year	$208
3 Years	$643
5 Years	$1,103
10 Years	$2,379

3. Effective November 30, 2010, under the heading entitled, “Appendix  A: Hypothetical Investment and Expense Information,” please delete the chart in its entirety and replace with the following:
FEDERATED INTERCONTINENTAL FUND - CLASS K SHARES
ANNUAL EXPENSE RATIO: 2.05%
MAXIMUM FRONT-END SALES CHARGE: NONE
Year	Hypothetical Beginning Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$208.02	$10,295.00
2	$10,295.00	$514.75	$10,809.75	$214.16	$10,598.70
3	$10,598.70	$529.94	$11,128.64	$220.48	$10,911.36
4	$10,911.36	$545.57	$11,456.93	$226.98	$11,233.25
5	$11,233.25	$561.66	$11,794.91	$233.68	$11,564.63
6	$11,564.63	$578.23	$12,142.86	$240.57	$11,905.79
7	$11,905.79	$595.29	$12,501.08	$247.67	$12,257.01
8	$12,257.01	$612.85	$12,869.86	$254.97	$12,618.59
9	$12,618.59	$630.93	$13,249.52	$262.50	$12,990.84
10	$12,990.84	$649.54	$13,640.38	$270.24	$13,374.07
Cumulative		$5,718.76		$2,379.27

November 23, 2010

Federated InterContinental Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Q450768 (11/10)